IKANOS COMMUNICATIONS, INC.

47669 Fremont Blvd.

Fremont, CA 94538

August 31, 2015

Via EDGAR

Securities and Exchange Commission

Office of Mergers and Acquisitions

Division of Corporation Finance

Washington, D.C. 20549-3628

Attention: Ms. Mellissa Campbell Duru

In connection with the Schedule 14D-9 filed with the Securities and Exchange Commission (the “Commission”) by Ikanos Communications, Inc. (the “Company”), the undersigned hereby acknowledges on behalf of the Company that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff of the Commission (the “Staff”) comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ Dennis Bencala

Chief Financial Officer and Vice President of Finance